Restatement of Interim Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2025
Restatement of Interim Financial Information (Unaudited)
Schedule of quarterly financial Data (Unaudited)

Consolidated Balance Sheet – As of June 30, 2025

	As Previously Reported	Adjustment	As Restated
SAFE Notes subscription receivable	$—	$33,000	$33,000
Total assets	$4,926,231	$33,000	$4,959,231
Liabilities
SAFE Notes	$20,463,632	$(4,917,505)	$15,546,127
Total liabilities	$20,564,519	$(4,917,505)	$15,647,014
Total stockholders’ deficit	$(15,638,288)	$4,950,505	$(10,687,783)

Consolidated Balance Sheet – As of September 30, 2025

	As Previously Reported	Adjustment	As Restated
SAFE Notes subscription receivable	$—	$28,000	$28,000
Total assets	$30,524,544	$28,000	$30,552,544
Liabilities
SAFE Notes	$—	$—	$—
Total liabilities	$605,325	$138,977	$744,302
Total stockholders’ equity	$29,919,219	$(110,977)	$29,808,242

Consolidated Statement of Operations – For the six months ended June 30, 2024

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$752,535	$892,601	$1,645,136
Research and development expenses	$135,930	$77,832	$213,762
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(1,251,721)	$1,409,741	$158,020
Net loss	$(2,129,151)	$439,308	$(1,689,843)
Basic and diluted weighted average shares outstanding of common stock	658,569	4,826,068	5,484,637
Basic and diluted net loss per share of common stock	$(3.23)	$2.92	$(0.31)

Consolidated Statement of Operations – For the three months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$486,151	$101,016	$587,167
Research and development expenses	$219,478	$(72,754)	$146,724
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(1,248,279)	$752,928	$(495,351)
Net loss	$(1,944,963)	$724,667	$(1,220,296)
Basic and diluted weighted average shares outstanding of common stock	16,182,268	(2,992,451)	13,189,817
Basic and diluted net loss per share of common stock	$(0.12)	$0.03	$(0.09)

Consolidated Statement of Operations – For the nine months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$1,238,686	$993,617	$2,232,303
Research and development expenses	$355,408	$5,078	$360,486
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(2,500,000)	$2,162,669	$(337,331)
Net loss	$(4,074,114)	$1,163,975	$(2,910,139)
Basic and diluted weighted average shares outstanding of common stock	13,006,041	(4,329,737)	8,676,304
Basic and diluted net loss per share of common stock	$(0.31)	$(0.02)	$(0.33)

Consolidated Statement of Operations – For the six months ended June 30, 2025

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$2,718,780	$(450,018)	$2,268,762
Research and development expenses	$780,517	$769,258	$1,549,775
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(3,638,167)	$519,225	$(3,118,942)
Net loss	$(7,136,460)	$199,985	$(6,936,475)
Basic and diluted weighted average shares outstanding of common stock	16,237,748	(2,180,399)	14,057,349
Basic and diluted net loss per share of common stock	$(0.44)	$(0.05)	$(0.49)

Consolidated Statement of Operations – For the three months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$6,700,416	$93,626	$6,794,042
Research and development expenses	$2,104,021	$(183,649)	$1,920,372
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(31,601,632)	$(5,113,475)	$(36,715,107)
Net loss	$(40,390,883)	$(5,023,452)	$(45,414,335)
Basic and diluted weighted average shares outstanding of common stock	31,316,149	(7,881,883)	23,434,266
Basic and diluted net loss per share of common stock	$(1.29)	$(0.65)	$(1.94)

Consolidated Statement of Operations – For the nine months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$9,419,196	$(356,392)	$9,062,804
Research and development expenses	$2,884,538	$585,609	$3,470,147
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(35,239,799)	$(4,594,250)	$(39,834,049)
Net loss	$(47,527,343)	$(4,823,467)	$(52,350,810)
Basic and diluted weighted average shares outstanding of common stock	21,282,445	(3,891,242)	17,391,203
Basic and diluted net loss per share of common stock	$(2.23)	$(0.78)	$(3.01)

Consolidated Statement of stockholders’ equity (deficit) for six months ended June 30, 2024

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2023	$(630,192)	$1,090,453	$460,261
Stock-based compensation	140,730	965,135	1,105,865
Net loss	(2,129,151)	439,308	(1,689,843)
Balance at June 30, 2024	$(2,618,613)	$2,494,896	$(123,717)

Consolidated Statement of stockholders’ equity (deficit) for nine months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2023	$(630,192)	$1,090,453	$460,261
Stock-based compensation	145,273	993,302	1,138,575
Net loss	(4,074,114)	1,163,975	(2,910,139)
Balance at September 30, 2024	$(4,559,033)	$3,247,730	$(1,311,303)

Consolidated Statement of stockholders’ equity (deficit) for three months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Balance at June 30, 2024	$(2,618,613)	$2,494,896	$(123,717)
Stock-based compensation	4,543	28,167	32,710
Net loss	(1,944,963)	724,667	(1,220,296)
Balance at September 30, 2024	$(4,559,033)	$3,247,730	$(1,311,303)

Consolidated Statement of stockholders’ equity (deficit) for six months ended June 30, 2025

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2024	$(8,513,101)	$4,431,280	$(4,081,821)
Stock-based compensation	11,273	216,400	227,673
Net loss	(7,136,460)	199,985	(6,936,475)
Balance at June 30, 2025	$(15,638,288)	$4,847,665	$(10,790,623)

Consolidated Statement of stockholders’ equity (deficit) for nine months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2024	$(8,513,101)	$4,431,280	$(4,081,821)
Stock-based compensation	5,567,153	97,296	5,664,449
Issuance of Common Stock upon conversion of SAFE Notes	53,328,419	182,815	53,511,234
Net loss	(47,527,343)	(4,823,467)	(52,350,810)
Balance at September 30, 2025	$29,919,219	$(110,977)	$29,808,242

Consolidated Statement of stockholders’ equity (deficit) for three months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Balance at June 30, 2025	$(15,638,288)	$4,848,486	$(10,789,802)
Stock-based compensation	5,555,880	(119,104)	5,436,776
Issuance of Common Stock upon conversion of SAFE Notes	53,328,419	182,815	53,511,234
Net loss	(40,390,883)	(5,023,451)	(45,414,334)
Balance at September 30, 2025	$29,919,219	$(110,977)	$29,808,242

Consolidated Statement of cash flows for the six months ended June 30, 2024

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(2,129,151)	$439,308	$(1,689,843)
Change in fair value of SAFE Notes	1,251,721	(1,409,741)	(158,020)
Stock-based compensation	135,432	970,433	1,105,865

Consolidated Statement of cash flows for the nine months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(4,074,114)	$1,163,975	$(2,910,139)
Change in fair value of SAFE Notes	2,500,000	(2,004,649)	495,351
Stock-based compensation	139,880	998,695	1,138,575

Consolidated Statement of cash flows for the six months ended June 30, 2025

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(7,136,460)	$199,985	$(6,936,475)
Change in fair value of SAFE Notes	3,638,167	(519,225)	3,118,942
Stock-based compensation	10,452	217,221	227,673

Consolidated Statement of cash flows for the nine months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(47,527,343)	$(4,823,467)	$(52,350,810)
Change in fair value of SAFE Notes	35,239,799	4,594,250	39,834,049
Stock-based compensation	5,567,153	97,296	5,664,449